Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,546,152)	$ (487,158)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign currency translation adjustments	(3,798)	0
Amortization	1,839,634	1,677,410
Shares issued for services	4,079,961	0
Changes in operating assets and liabilities:
Accounts Receivable	(180,758)	(489,910)
Accounts Payable	105,086	(119,370)
Other Current Assets	(67,427)	(121,460)
Other Current Liabilities	340,314	62,549
Total Adjustments to reconcile Net Income to Net Cash provided by operations:	6,113,012	1,009,219
Net Cash Used in Operating Activities	(433,140)	522,061
CASH FLOWS FROM INVESTING ACTIVITIES:
Long Term Investments	(5,360)	(23,521)
Purchase of Intangible Assets	(1,408,600)	(3,455,000)
Cash proceed for sale of investments	0	2,000,000
Property & Equipment	0	0
Deposits	0	0
Security Deposits Asset	0	0
Net Cash Used in Investing Activities	(1,413,960)	(1,478,521)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceed from sale of Stock	1,497,572	366,435
Contribution by owners	0	0
Dividends Paid	0	0
Proceed from note payable	356,003	130,000
Net Cash Provided by Financing Activities	1,853,575	496,435
NET INCREASE IN CASH	6,475	(460,024)
CASH AT BEGINNING OF YEAR	24,159	484,183
CASH AT END OF YEAR	$ 30,634	$ 24,159